Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Maximum original maturity of highly liquid investments, in order to be classified as cash and cash equivalents (in months)		3
Cash and cash equivalents	$ 313,988	$ 192,420	$ 144,634
Restricted cash	22,521	11,721	$ 10,213
Accounts Receivable, after Allowance for Credit Loss, Current	3,726	1,890
Write off of doubtful accounts	0	0
Inventory, Net	$ 4,584	2,740
Scrap value per light weight ton (LWT)	0.2
Deferred Costs, Noncurrent	$ 361	0
Number of reportable segments	1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking	30
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking	60
Container Carrier and Bulk Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
LNG/C vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Dry docking deferred cost, net [Member]
Property, Plant and Equipment [Line Items]
Deferred Costs, Noncurrent	$ 0	$ 0